Segments (Capital Expenditures) (Detail) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of Other Significant Reconciling Items from Segments to Consolidated [Abstract]
Acquisition of retail properties				$ 2,908,176
Acquisition of operating properties, net	$ 16,810,985	$ 15,774,855	$ 23,667,535	67,852,592
Capital expenditures and tenant improvements	3,156,986	3,713,626	4,150,213	2,854,939
Total real estate investments	19,967,971	19,488,481	27,817,748	70,707,531
Office/Industrial Properties [Member]
Reconciliation of Other Significant Reconciling Items from Segments to Consolidated [Abstract]
Acquisition of operating properties, net				59,223,876
Capital expenditures and tenant improvements	3,115,489	3,629,586	4,092,875	2,800,100
Residential Properties [Member]
Reconciliation of Other Significant Reconciling Items from Segments to Consolidated [Abstract]
Acquisition of operating properties, net	16,810,985	15,774,855	23,667,535	5,720,540
Retail Properties [Member]
Reconciliation of Other Significant Reconciling Items from Segments to Consolidated [Abstract]
Capital expenditures and tenant improvements	$ 41,497	$ 84,040	$ 57,338	$ 54,839